Columbia Funds Variable Series Trust II
225 Franklin Street
Boston, MA 02110
May 3, 2021
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:	Columbia Funds Variable Series Trust II (the Registrant)
Columbia Variable Portfolio – Global Strategic Income Fund
Columbia Variable Portfolio – High Yield Bond Fund
Columbia Variable Portfolio – Large Cap Index Fund
Columbia Variable Portfolio – Mid Cap Growth Fund
CTIVP® – Morgan Stanley Advantage Fund
CTIVP® – Victory Sycamore Established Value Fund
CTIVP® – Wells Fargo Short Duration Government Fund
CTIVP® – Westfield Mid Cap Growth Fund
Variable Portfolio – Partners Core Bond Fund
Post-Effective Amendment No. 78 File No. 333-146374 /811-22127
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 78 (Amendment). This Amendment was filed electronically on April 28, 2021.
If you have any questions, please contact either me at (212) 850-1703 or MaryEllen McLaughlin at (617) 385-9540.
Sincerely,
Joseph D'Alessandro Assistant Secretary Columbia Funds Variable Series Trust II